Naming of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Residential mortgages – Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC1 0001353236	X	WMC Mortgage Corp.	6,436	1,265,639,168	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	1,271,737	0.52%	0	0	0.00%	0	0	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Decision One Mortgage Company, LLC	14	1,971,946	0.25%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	438,229	0.26%	0	0	0.00%	0	0	0.00%
		FMF Capital LLC	152	25,721,976	3.26%	0	0	0.00%	0	0	0.00%	0	0	0.00%	26	3,290,081	1.96%	0	0	0.00%	0	0	0.00%
		Harbourton Mortgage Investment Corporation	75	12,305,452	1.56%	0	0	0.00%	0	0	0.00%	0	0	0.00%	13	1,352,333	0.80%	0	0	0.00%	0	0	0.00%
		Home Loan Corporation	519	66,563,627	8.43%	0	0	0.00%	0	0	0.00%	0	0	0.00%	125	11,373,598	6.77%	0	0	0.00%	0	0	0.00%
		MILA, Inc.	1,679	193,588,578	24.50%	0	0	0.00%	1	103,600	0.06%	0	0	0.00%	440	38,315,860	22.80%	0	0	0.00%	0	0	0.00%
		MLSG, Inc.	22	5,428,270	0.69%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	707,719	0.42%	0	0	0.00%	0	0	0.00%
		Mirabella Mortgage Company	142	18,592,983	2.35%	0	0	0.00%	0	0	0.00%	0	0	0.00%	42	4,913,958	2.92%	0	0	0.00%	0	0	0.00%
		MortgageIT, Inc.	1,452	234,778,047	29.72%	0	0	0.00%	2	129,308	0.08%	0	0	0.00%	238	24,970,418	14.86%	1	129,475	0.08%	0	0	0.00%
		National City Mortgage Co.	110	18,131,657	2.30%	0	0	0.00%	0	0	0.00%	0	0	0.00%	15	2,717,486	1.62%	0	0	0.00%	0	0	0.00%
		Right-Away Mortgage, Inc.	80	17,176,357	2.17%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	966,585	0.58%	0	0	0.00%	0	0	0.00%
		Sherwood Mortgage Group, Inc.	40	5,191,943	0.66%	0	0	0.00%	0	0	0.00%	0	0	0.00%	12	1,017,701	0.61%	0	0	0.00%	0	0	0.00%
		Sierra Pacific Mortgage Corporation	52	7,924,910	1.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	11	1,341,012	0.80%	0	0	0.00%	0	0	0.00%
		U.S. Bank Home Mortgage	6	768,052	0.10%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	184,402	0.11%	0	0	0.00%	0	0	0.00%
		Wilmington Finance, Inc.	1,038	180,439,045	22.84%	0	0	0.00%	0	0	0.00%	0	0	0.00%	131	19,068,619	11.35%	0	0	0.00%	0	0	0.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-5 0001370409	X	Ownit Mortgage Solutions, Inc.	2,839	471,399,413	100.00%	606	83,370,391	67.07%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	606	83,370,391	67.07%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Allied Home Mortgage Capital Corporation	6	899,359	0.21%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	237,671	0.15%
		Altivus Financial	11	2,152,938	0.51%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	508,386	0.33%
		Ameritrust Mortgage Company, LLC	16	3,168,645	0.75%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	357,842	0.23%
		Cherry Creek Mortgage	10	2,755,801	0.65%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	417,556	0.27%
		Choice Capital	31	4,749,167	1.12%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	470,200	0.30%
		Columbia Equities, LTD	12	4,877,730	1.15%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	718,115	0.46%
		FMF Capital LLC	276	45,219,557	10.64%	0	0	0.00%	1	163,600	0.11%	0	0	0.00%	0	0	0.00%	1	128,665	0.08%	94	14,975,874	9.63%
		First Bank Mortgage	25	6,636,749	1.56%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	112,991	0.07%	9	2,025,849	1.30%
		First Greensboro Home Equity, Inc.	38	6,178,532	1.45%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	971,971	0.62%
		First Horizon Home Loan Corp.	61	13,613,298	3.20%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	1,335,055	0.86%
		Home Loan Corporation	17	4,663,631	1.10%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	1,243,358	0.80%
		MLSG, Inc.	19	4,817,839	1.13%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	1,192,445	0.77%
		Mandalay Mortgage, Inc.	38	11,060,499	2.60%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	19	4,611,407	2.96%
		Merchantile Mortgage	39	8,028,978	1.89%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	11	1,929,856	1.24%
		MortgageIT, Inc.	35	8,502,643	2.00%	0	0	0.00%	1	342,000	0.22%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	1,140,906	0.73%
		National City Mortgage Co.	157	26,813,571	6.31%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	188,434	0.12%	31	6,331,548	4.07%
		Oak Street Mortgage, LLC	93	14,654,807	3.45%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	13	2,866,831	1.84%
		Right-Away Mortgage, Inc.	49	14,210,626	3.34%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	25	6,580,800	4.23%
		Sierra Pacific Mortgage Corporation	1	192,000	0.05%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	188,833	0.12%
		South Star Funding LLC.	4	386,969	0.09%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	80,000	0.05%
		Sunset Mortgage Company, LP	10	1,944,361	0.46%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	520,276	0.33%
		U.S. Bank Home Mortgage	43	5,226,412	1.23%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	239,521	0.15%
		Wilmington National Finance, Inc.	798	204,753,742	48.18%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	732,861	0.47%	210	48,353,899	31.08%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM4 0001374555	X	ResMAE Mortgage Corporation	3,145	575,264,264	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	24	3,920,963	2.74%	0	0	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC4 0001374564	X	Allied Home Mortgage Capital Corporation	33	3,923,934	0.36%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	334,134	0.10%	0	0	0.00%	0	0	0.00%
		Altivus Financial	92	15,986,172	1.45%	0	0	0.00%	0	0	0.00%	0	0	0.00%	20	3,521,756	1.01%	0	0	0.00%	0	0	0.00%
		Ameritrust Mortgage Company, LLC	62	9,599,578	0.87%	0	0	0.00%	0	0	0.00%	0	0	0.00%	21	3,366,451	0.97%	1	36,825	0.01%	0	0	0.00%
		Cherry Creek Mortgage	135	28,011,236	2.55%	0	0	0.00%	0	0	0.00%	0	0	0.00%	16	3,237,714	0.93%	1	244,375	0.07%	0	0	0.00%
		Choice Capital	35	4,319,934	0.39%	0	0	0.00%	0	0	0.00%	0	0	0.00%	13	1,513,651	0.43%	0	0	0.00%	0	0	0.00%
		Columbia Equities, LTD	80	19,841,135	1.80%	0	0	0.00%	0	0	0.00%	0	0	0.00%	18	6,098,918	1.75%	1	147,071	0.04%	0	0	0.00%
		FMF Capital LLC	526	74,399,007	6.76%	0	0	0.00%	0	0	0.00%	0	0	0.00%	150	20,092,645	5.76%	6	556,264	0.16%	0	0	0.00%
		First Bank Mortgage	305	56,087,044	5.10%	0	0	0.00%	0	0	0.00%	0	0	0.00%	63	11,312,332	3.24%	2	348,726	0.10%	0	0	0.00%
		First Greensboro Home Equity, Inc.	57	9,670,285	0.88%	0	0	0.00%	0	0	0.00%	0	0	0.00%	17	3,242,743	0.93%	1	4,728	0.00%	0	0	0.00%
		First Horizon Home Loan Corp.	34	4,842,089	0.44%	0	0	0.00%	0	0	0.00%	0	0	0.00%	8	1,049,575	0.30%	0	0	0.00%	0	0	0.00%
		Franklin First Financial, LTD	13	2,866,674	0.26%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	1,304,560	0.37%	0	0	0.00%	0	0	0.00%
		GMFS, LLC	110	15,502,958	1.41%	0	0	0.00%	0	0	0.00%	0	0	0.00%	38	5,097,935	1.46%	0	0	0.00%	0	0	0.00%
		Harbourton Mortgage Investment Corporation	89	13,669,291	1.24%	0	0	0.00%	0	0	0.00%	0	0	0.00%	22	2,168,325	0.62%	0	0	0.00%	0	0	0.00%
		Home Loan Corporation	352	50,386,606	4.58%	0	0	0.00%	0	0	0.00%	0	0	0.00%	79	10,730,993	3.08%	2	243,516	0.07%	0	0	0.00%
		MILA, Inc.	6	672,448	0.06%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	324,542	0.09%	0	0	0.00%	0	0	0.00%
		MLSG, Inc.	81	15,611,982	1.42%	0	0	0.00%	0	0	0.00%	0	0	0.00%	28	5,462,484	1.57%	0	0	0.00%	0	0	0.00%
		Mandalay Mortgage, Inc.	408	78,297,056	7.12%	0	0	0.00%	0	0	0.00%	0	0	0.00%	127	23,394,191	6.71%	3	566,629	0.16%	0	0	0.00%
		Merchantile Mortgage	45	7,882,163	0.72%	0	0	0.00%	0	0	0.00%	0	0	0.00%	19	3,313,897	0.95%	0	0	0.00%	0	0	0.00%
		MortgageIT, Inc.	116	25,330,285	2.30%	0	0	0.00%	0	0	0.00%	0	0	0.00%	20	4,630,691	1.33%	1	218,229	0.06%	0	0	0.00%
		National City Mortgage Co.	701	100,866,067	9.17%	0	0	0.00%	0	0	0.00%	0	0	0.00%	126	16,229,764	4.65%	3	149,663	0.04%	0	0	0.00%
		Oak Street Mortgage, LLC	247	37,653,830	3.42%	0	0	0.00%	0	0	0.00%	0	0	0.00%	81	13,087,710	3.75%	1	62,481	0.02%	0	0	0.00%
		Right-Away Mortgage, Inc.	347	77,022,445	7.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	51	11,765,953	3.37%	0	0	0.00%	0	0	0.00%
		Sherwood Mortgage Group, Inc.	7	1,179,055	0.11%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	491,307	0.14%	0	0	0.00%	0	0	0.00%
		Sierra Pacific Mortgage Corporation	33	4,115,200	0.37%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	1,147,756	0.33%	0	0	0.00%	0	0	0.00%
		South Star Funding LLC.	37	4,751,201	0.43%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	679,298	0.19%	0	0	0.00%	0	0	0.00%
		U.S. Bank Home Mortgage	66	9,177,565	0.83%	0	0	0.00%	0	0	0.00%	0	0	0.00%	13	1,822,649	0.52%	0	0	0.00%	0	0	0.00%
		Wilmington Finance, Inc.	2,496	427,464,792	38.86%	0	0	0.00%	0	0	0.00%	0	0	0.00%	618	101,721,724	29.17%	5	212,027	0.06%	0	0	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM5 0001378278	X	ResMAE Mortgage Corporation	2,944	535,628,316	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	41,446	0.03%	0	0	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-BC1 0001385133	X	Altivus Financial	63	10,765,425	1.30%	17	2,761,559	0.87%	0	0	0.00%	0	0	0.00%	17	2,761,559	0.87%	0	0	0.00%	0	0	0.00%
		Ameritrust Mortgage Company, LLC	37	5,665,292	0.69%	9	1,745,882	0.55%	0	0	0.00%	0	0	0.00%	9	1,745,882	0.55%	0	0	0.00%	0	0	0.00%
		BayRock Mortgage Corp.	7	1,166,772	0.14%	3	747,139	0.24%	0	0	0.00%	0	0	0.00%	3	747,139	0.24%	0	0	0.00%	0	0	0.00%
		Choice Capital	66	8,824,575	1.07%	20	2,802,091	0.88%	0	0	0.00%	0	0	0.00%	20	2,802,091	0.88%	0	0	0.00%	0	0	0.00%
		Columbia Equities, LTD	46	10,279,099	1.25%	10	1,846,790	0.58%	0	0	0.00%	0	0	0.00%	10	1,846,790	0.58%	0	0	0.00%	0	0	0.00%
		FMF Capital LLC	982	114,932,241	13.93%	309	33,955,115	10.71%	0	0	0.00%	0	0	0.00%	302	33,648,315	10.62%	7	306,801	0.10%	0	0	0.00%
		First Bank Mortgage	369	69,709,154	8.45%	97	17,126,470	5.40%	0	0	0.00%	0	0	0.00%	96	17,066,330	5.38%	1	60,141	0.02%	0	0	0.00%
		First Greensboro Home Equity, Inc.	75	10,550,323	1.28%	25	4,180,013	1.32%	1	25,200	0.01%	0	0	0.00%	23	4,105,441	1.30%	1	49,372	0.02%	0	0	0.00%
		Harbourton Mortgage Investment Corporation	25	3,322,558	0.40%	8	1,017,296	0.32%	1	52,000	0.02%	0	0	0.00%	7	965,296	0.30%	0	0	0.00%	0	0	0.00%
		Home Loan Corporation	118	14,259,469	1.73%	31	4,145,311	1.31%	0	0	0.00%	0	0	0.00%	31	4,145,311	1.31%	0	0	0.00%	0	0	0.00%
		Hyland Financial	12	2,049,335	0.25%	6	1,214,914	0.38%	0	0	0.00%	0	0	0.00%	6	1,214,914	0.38%	0	0	0.00%	0	0	0.00%
		MLSG, Inc.	46	10,995,919	1.33%	19	4,151,035	1.31%	0	0	0.00%	0	0	0.00%	19	4,151,035	1.31%	0	0	0.00%	0	0	0.00%
		Mandalay Mortgage, Inc.	515	101,934,003	12.36%	160	28,578,004	9.02%	0	0	0.00%	0	0	0.00%	149	27,557,854	8.69%	11	1,020,149	0.32%	0	0	0.00%
		Merchantile Mortgage	36	5,861,698	0.71%	9	1,979,661	0.62%	0	0	0.00%	0	0	0.00%	8	1,979,392	0.62%	1	269	0.00%	0	0	0.00%
		MortgageIT, Inc.	55	12,461,187	1.51%	12	2,936,976	0.93%	0	0	0.00%	0	0	0.00%	12	2,936,976	0.93%	0	0	0.00%	0	0	0.00%
		National City Mortgage Co.	257	37,518,298	4.55%	67	10,003,989	3.16%	1	41,297	0.01%	0	0	0.00%	66	9,962,692	3.14%	0	0	0.00%	0	0	0.00%
		Opteum Financial Servicers, LLC	173	37,895,815	4.59%	53	12,235,487	3.86%	0	0	0.00%	0	0	0.00%	52	12,235,401	3.86%	1	87	0.00%	0	0	0.00%
		Right-Away Mortgage, Inc.	118	29,161,432	3.53%	21	5,107,966	1.61%	0	0	0.00%	0	0	0.00%	21	5,107,966	1.61%	0	0	0.00%	0	0	0.00%
		South Star Funding LLC.	1	358,625	0.04%	1	342,267	0.11%	0	0	0.00%	0	0	0.00%	1	342,267	0.11%	0	0	0.00%	0	0	0.00%
		Speciality Underwriting & Residential Finance	115	24,913,946	3.02%	31	7,046,987	2.22%	0	0	0.00%	0	0	0.00%	31	7,046,987	2.22%	0	0	0.00%	0	0	0.00%
		U.S. Bank Home Mortgage	54	7,278,453	0.88%	18	2,507,280	0.79%	0	0	0.00%	0	0	0.00%	16	2,204,607	0.70%	2	302,673	0.10%	0	0	0.00%
		Wilmington Finance, Inc.	1,604	303,406,969	36.78%	467	89,029,937	28.09%	0	0	0.00%	0	0	0.00%	459	87,622,628	27.64%	8	1,407,309	0.44%	0	0	0.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF1 0001385134	X	First Franklin Financial Corporation	9,898	2,033,910,275	100.00%	393	77,748,533	9.95%	5	1,181,650	0.15%	0	0	0.00%	870	169,037,643	21.63%	2	221,587	0.03%	0	0	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A1 0001385131	X	First National Bank of Arizona	616	160,789,720	19.80%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	414,506	0.14%	0	0	0.00%	0	0	0.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF2 0001389459	X	First Franklin Financial Corporation	12,821	2,600,256,201	100.00%	123	25,514,383	2.51%	58	14,407,439	1.42%	0	0	0.00%	121	25,198,939	2.48%	2	242,242	0.02%	2,443	506,442,993	49.90%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Aegis Mortgage Corporation	783	128,506,377	10.85%	12	1,773,993	0.42%	0	0	0.00%	0	0	0.00%	80	14,270,295	3.36%	1	35,793	0.01%	0	0	0.00%
		CIT Group/Consumer Finance, Inc.	728	84,383,630	7.13%	3	513,000	0.12%	0	0	0.00%	0	0	0.00%	28	3,967,219	0.93%	0	0	0.00%	0	0	0.00%
		Fieldstone Mortgage Company	29	5,177,315	0.44%	1	30,000	0.01%	0	0	0.00%	0	0	0.00%	7	1,176,679	0.28%	0	0	0.00%	0	0	0.00%
		First NLC Financial Services LLC	2,918	508,697,715	42.96%	103	11,219,467	2.64%	0	0	0.00%	0	0	0.00%	796	147,661,865	34.73%	1	43,660	0.01%	0	0	0.00%
		First Street	98	25,295,137	2.14%	1	49,000	0.01%	0	0	0.00%	0	0	0.00%	26	6,392,864	1.50%	0	0	0.00%	0	0	0.00%
		Meritage Mortgage Corporation	211	35,215,388	2.97%	7	662,212	0.16%	0	0	0.00%	0	0	0.00%	71	13,665,068	3.21%	0	0	0.00%	0	0	0.00%
		NovaStar Mortgage, Inc.	157	27,955,397	2.36%	1	20,000	0.00%	0	0	0.00%	0	0	0.00%	29	5,049,242	1.19%	0	0	0.00%	0	0	0.00%
		People's Choice Home Loans, Inc.	996	231,663,933	19.57%	28	3,817,852	0.90%	0	0	0.00%	0	0	0.00%	313	68,090,027	16.01%	1	59,631	0.01%	0	0	0.00%
		ResMAE Mortgage Corporation	149	19,497,013	1.65%	9	887,931	0.21%	0	0	0.00%	0	0	0.00%	30	4,657,700	1.10%	0	0	0.00%	0	0	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-AB1 0001392869	X	Ameritrust Mortgage Company, LLC	7	1,072,046	0.31%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	114,838	0.07%	0	0	0.00%	0	0	0.00%
		BayRock Mortgage Corp.	205	51,411,270	14.69%	0	0	0.00%	0	0	0.00%	0	0	0.00%	7	1,194,317	0.69%	0	0	0.00%	0	0	0.00%
		Choice Capital	25	2,988,414	0.85%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	830,934	0.48%	0	0	0.00%	0	0	0.00%
		FMF Capital LLC	88	14,741,419	4.21%	0	0	0.00%	0	0	0.00%	0	0	0.00%	26	4,368,059	2.54%	1	14,232	0.01%	0	0	0.00%
		First Bank Mortgage	22	5,371,558	1.53%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	2,360,814	1.37%	0	0	0.00%	0	0	0.00%
		First Greensboro Home Equity, Inc.	27	4,988,988	1.43%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	1,167,174	0.68%	0	0	0.00%	0	0	0.00%
		Home Loan Corporation	6	1,111,377	0.32%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	787,343	0.46%	1	76,274	0.04%	0	0	0.00%
		MLSG, Inc.	14	4,074,369	1.16%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	1,425,297	0.83%	0	0	0.00%	0	0	0.00%
		Mandalay Mortgage, Inc.	34	9,004,818	2.57%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	1,895,034	1.10%	0	0	0.00%	0	0	0.00%
		Merchantile Mortgage	20	2,938,002	0.84%	0	0	0.00%	0	0	0.00%	0	0	0.00%	7	1,461,436	0.85%	0	0	0.00%	0	0	0.00%
		MortgageIT, Inc.	6	2,405,962	0.69%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	405,000	0.24%	0	0	0.00%	0	0	0.00%
		National City Mortgage Co.	92	14,825,737	4.24%	0	0	0.00%	0	0	0.00%	0	0	0.00%	22	3,677,812	2.14%	1	10	0.00%	0	0	0.00%
		Opteum Financial Servicers, LLC	16	3,221,840	0.92%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	743,425	0.43%	0	0	0.00%	0	0	0.00%
		Right-Away Mortgage, Inc.	29	10,769,001	3.08%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	2,984,687	1.74%	0	0	0.00%	0	0	0.00%
		South Star Funding LLC.	2	351,331	0.10%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	166,652	0.10%	0	0	0.00%	0	0	0.00%
		Speciality Underwriting & Residential Finance	29	8,766,688	2.50%	0	0	0.00%	0	0	0.00%	0	0	0.00%	9	2,092,212	1.22%	0	0	0.00%	0	0	0.00%
		U.S. Bank Home Mortgage	41	6,987,980	2.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	8	1,461,292	0.85%	0	0	0.00%	0	0	0.00%
		Wilmington Finance, Inc.	757	201,628,864	57.61%	0	0	0.00%	2	411,300	0.24%	0	0	0.00%	220	53,437,722	31.08%	2	406,592	0.24%	0	0	0.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-1 0001392868	X	First Franklin Financial Corporation	10,755	2,234,527,127	100.00%	104	22,830,108	2.49%	5	1,201,129	0.13%	0	0	0.00%	1,581	347,970,364	37.95%	0	0	0.00%	110	26,004,343	2.84%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A2 0001389455	X	First National Bank of Arizona	638	171,928,665	19.51%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	1,437,211	0.44%	0	0	0.00%	0	0	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-BC2 0001395010	X	Alliance Home Mortgage	50	6,737,449	1.73%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	1,387,393	0.80%	0	0	0.00%	0	0	0.00%
		Altivus Financial	16	2,452,992	0.63%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	109,178	0.06%	0	0	0.00%	0	0	0.00%
		Choice Capital	16	2,369,897	0.61%	0	0	0.00%	0	0	0.00%	0	0	0.00%	7	893,670	0.52%	0	0	0.00%	0	0	0.00%
		Columbia Equities, LTD	11	2,696,075	0.69%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	760,174	0.44%	0	0	0.00%	0	0	0.00%
		Courtesy Mortgage	2	495,250	0.13%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	293,250	0.17%	0	0	0.00%	0	0	0.00%
		FMF Capital LLC	53	6,577,670	1.69%	0	0	0.00%	0	0	0.00%	0	0	0.00%	13	1,593,067	0.92%	1	208,351	0.12%	0	0	0.00%
		First Bank Mortgage	9	1,387,717	0.36%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	829,132	0.48%	0	0	0.00%	0	0	0.00%
		First Greensboro Home Equity, Inc.	44	6,905,451	1.77%	0	0	0.00%	0	0	0.00%	0	0	0.00%	21	3,892,091	2.25%	0	0	0.00%	0	0	0.00%
		Hyland Financial	29	3,827,943	0.98%	0	0	0.00%	0	0	0.00%	0	0	0.00%	7	1,080,011	0.62%	0	0	0.00%	0	0	0.00%
		MLSG, Inc.	9	2,215,396	0.57%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	1,477,680	0.85%	0	0	0.00%	0	0	0.00%
		Mandalay Mortgage, Inc.	16	3,513,245	0.90%	0	0	0.00%	0	0	0.00%	0	0	0.00%	5	1,075,313	0.62%	0	0	0.00%	0	0	0.00%
		Merchantile Mortgage	34	5,221,824	1.34%	0	0	0.00%	0	0	0.00%	0	0	0.00%	10	1,598,413	0.92%	0	0	0.00%	0	0	0.00%
		National City Mortgage Co.	7	1,304,387	0.33%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	698,802	0.40%	0	0	0.00%	0	0	0.00%
		Oak Street Mortgage, LLC	1	306,183	0.08%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	308,000	0.18%	0	0	0.00%	0	0	0.00%
		Opteum Financial Servicers, LLC	8	2,831,397	0.73%	0	0	0.00%	0	0	0.00%	0	0	0.00%	4	1,308,473	0.75%	0	0	0.00%	0	0	0.00%
		Right-Away Mortgage, Inc.	4	616,698	0.16%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	400,715	0.23%	0	0	0.00%	0	0	0.00%
		Speciality Underwriting & Residential Finance	96	19,234,357	4.93%	0	0	0.00%	0	0	0.00%	0	0	0.00%	29	6,272,418	3.62%	1	117,313	0.07%	0	0	0.00%
		U.S. Bank Home Mortgage	62	9,289,043	2.38%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	1,400,083	0.81%	0	0	0.00%	0	0	0.00%
		Wilmington Finance, Inc.	1,593	303,638,035	77.86%	0	0	0.00%	1	25,000	0.01%	0	0	0.00%	567	108,425,110	62.55%	8	886,203	0.51%	0	0	0.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-2 0001395007	X	First Franklin Financial Corporation	10,106	2,002,131,979	100.00%	179	34,656,359	4.03%	2	418,700	0.05%	0	0	0.00%	760	159,210,788	18.49%	0	0	0.00%	150	31,144,521	3.62%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-MLN1 0001392927	X	MLN Mortgage, Inc.	6,283	1,396,358,498	100.00%	675	129,964,780	19.75%	0	0	0.00%	0	0	0.00%	665	128,910,558	19.59%	10	1,054,221	0.16%	0	0	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A3 0001395011	X	First National Bank of Arizona	505	147,907,297	30.32%	0	0	0.00%	0	0	0.00%	0	0	0.00%	3	1,009,029	0.48%	0	0	0.00%	0	0	0.00%
		Pinnacle Direct Funding Corporation	82	23,109,058	4.74%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	372,460	0.18%	0	0	0.00%	0	0	0.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FFC 0001392867	X	First Franklin Financial Corporation	15,508	855,877,212	100.00%	0	0	0.00%	4	323,340	0.32%	0	0	0.00%	0	0	0.00%	1	23,367	0.02%	286	20,178,294	19.86%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-3 0001398697	X	First Franklin Financial Corporation	9,233	1,888,495,811	100.00%	90	17,719,303	2.12%	0	0	0.00%	0	0	0.00%	90	17,719,303	2.12%	0	0	0.00%	0	0	0.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-4 0001402720	X	First Franklin Financial Corporation	7,567	1,600,000,024	100.00%	100	20,370,716	2.89%	0	0	0.00%	0	0	0.00%	100	20,370,716	2.89%	0	0	0.00%	0	0	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR49(a) 0001406781	X	GMAC Mortgage, LLC	663	225,950,141	63.96%	0	0	0.00%	0	0	0.00%	0	0	0.00%	6	2,271,253	1.33%	0	0	0.00%	0	0	0.00%

Residential mortgages – Non-Prime Subtotal*			128,045			3,828			85			0			10,655			126			4,060
Residential mortgages – Non-Prime Subtotal*				23,090,377,064			666,610,200			18,825,564			0			1,954,501,058			14,581,644			764,438,740

Issuing Entities with No Demands for Repurchase or Replacement10(a)

Residential mortgages – Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 1994-G			7,977	174,876,424	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 1999-H1 0001081317	X		3,412	251,929,210	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-AFC1 0001166761	X		6,693	376,336,708	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-NC1 0001174396	X		1,342	199,625,554	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-HE1 0001209003	X		5,692	783,179,496	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC1 0001222424	X		4,838	792,060,542	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC1 0001225011	X		1,658	244,000,377	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC2 0001225791	X		4,637	756,897,316	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC2 0001248636	X		1,957	284,235,685	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-CB3 0001248641	X		1,981	296,690,768	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2002-2HE 0001257673	X		879	172,772,758	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC3 0001261841	X		5,435	897,875,491	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC3 0001264394	X		2,686	370,382,194	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-4HE 0001268747	X		1,468	236,806,283	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-5SL 0001268747	X		3,235	133,109,686	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-HE1			1,765	237,650,916	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-OPT1 0001271531	X		6,767	1,052,527,309	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC4 0001274134	X		2,751	425,003,954	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-8HE 0001274589	X		1,525	268,868,534	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC1 0001278941	X		4,967	837,959,970	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FF1 000121964	X		6,083	1,336,342,000	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB2 0001283616	X		1,956	418,640,997	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC1 0001285106	X		3,355	525,008,837	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC2 0001286160	X		5,166	874,470,490	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-3HE 0001288861	X		1,172	244,995,922	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC3 0001290069	X		8,449	1,403,966,261	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC4 0001293655	X		7,729	1,305,921,361	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC2 0001295183	X		4,047	575,029,169	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-5HE 0001295668	X		1,906	324,987,696	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-SL1 0001296487	X		5,669	205,021,859	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-HE1 0001298150	X		1,915	305,532,692	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FM1 0001300342	X		2,075	353,225,666	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB6 0001302637	X		3,090	459,286,540	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-11HE 0001304576	X		1,308	270,148,643	100.00%
FIELDSTONE MORTGAGE INVESTMENT TRUST, SERIES 2004-4 0001304851	X		4,624	879,604,054	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-OPT1 0001306304	X		4,526	728,927,783	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-HE2 0001306563	X		3,075	511,034,204	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-AA1 0001307189	X		905	190,822,456	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC3 0001307196	X		4,419	650,002,380	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-SL2 0001307263	X		5,054	190,004,876	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC5 0001307262	X		12,893	2,328,550,139	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-1 0001307438	X		2,567	417,636,408	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FFC 0001312879	X		8,048	397,867,023	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC4 0001312704	X		5,167	750,001,305	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-22SL 0001312703	X		5,362	265,005,791	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB8 0001313763	X		3,684	547,530,756	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-WMC1 0001315624	X		10,434	1,852,807,586	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NC1 0001316272	X		6,006	1,010,863,601	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-1 0001317959	X		2,440	393,122,758	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC1 0001319962	X		5,351	785,589,879	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL1 0001320258	X		14,880	569,769,758	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-2 0001323419	X		7,300	1,176,156,895	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-6HE 0001324384	X		1,797	350,020,475	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE1 0001324403	X		2,460	425,466,598	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB1 0001327109	X		1,561	270,000,227	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC2 0001327613	X		6,290	840,001,419	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF6 0001328725	X		4,930	1,103,272,171	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FFH1 0001328796	X		3,220	550,000,106	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-WMC2 0001328797	X		4,432	780,437,986	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB3 0001329684	X		2,379	417,458,658	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL2 0001331580	X		11,505	472,638,619	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-3 0001343097	X		3,840	690,639,862	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-10HE 0001334649	X		2,462	276,035,205	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NCA 0001337533	X		4,274	244,749,252	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-12AL 0001337709	X		1,665	315,010,838	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FM1 0001337519	X		4,613	901,907,018	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-14HE 0001338841	X		1,854	325,001,345	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB2 0001338731	X		1,673	330,851,760	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC311(a) 0001340125	X		6,930	1,050,001,736	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AR1 0001340116	X		5,253	1,108,280,467	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB6 0001340315	X		3,150	498,791,423	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SD1 0001341929	X		1,326	115,363,606	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-16HE 0001341934	X		2,517	550,720,739	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-4 0001342868	X		4,378	866,008,360	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL3 0001344079	X		8,126	375,991,445	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NCB 0001345623	X		4,648	247,934,336	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE2 0001345750	X		3,761	720,353,003	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC4 0001347448	X		8,684	1,240,004,126	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF12 0001349082	X		9,194	1,965,600,096	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE3 0001348113	X		3,315	863,594,801	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-5 0001347957	X		2,866	465,328,742	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB3 0001347897	X		1,594	315,001,647	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SL1 0001351148	X		8,571	401,279,299	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-1 0001351468	X		3,175	724,995,990	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE1 0001352502	X		4,825	781,325,635	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC1 0001353802	X		10,339	1,500,000,388	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1 0001354710	X		2,506	475,002,390	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-2 0001355694	X		3,100	585,992,346	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM1 0001356932	X		3,050	517,795,728	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC2 0001357862	X		6,561	1,234,682,960	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A1 0001357994	X		1,346	668,539,580	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE2 0001358888	X		3,478	569,982,363	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-3 0001359464	X		3,174	575,302,559	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AR1 0001360673	X		3,269	678,821,101	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A2 0001360975	X		1,190	348,838,110	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF3 0001364545	X		1,587	558,850,114	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM2 0001364542	X		5,903	991,244,257	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB2 0001364482	X		1,997	399,999,469	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB4 0001366173	X		2,520	520,639,704	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE3 0001366775	X		2,956	552,381,273	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-4 0001367577	X		4,361	806,348,249	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC3 0001367353	X		5,084	850,005,701	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AHL1 0001368111	X		1,937	429,661,760	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM3 0001367768	X		4,383	777,950,775	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FM1 0001368077	X		1,991	439,401,071	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE4 0001370357	X		3,112	501,792,413	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF4 0001370873	X		1,128	387,790,300	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SL2 0001371913	X		5,040	249,716,798	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SD1 0001374164	X		1,301	165,560,296	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-OPT1 0001374563	X		4,271	906,994,029	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE5 0001374556	X		7,090	1,376,307,736	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-6 0001374560	X		2,594	427,912,659	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF1 0001375541	X		1,963	668,222,557	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-MLN1 0001375791	X		4,290	819,593,841	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB8 0001378276	X		2,628	571,697,970	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF2 0001378483	X		1,941	675,532,936	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-7 0001378277	X		3,953	685,334,867	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC5 0001379641	X		4,560	865,000,390	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FF1 0001379644	X		15,079	2,375,911,775	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FF18 0001382369	X		12,140	2,402,708,323	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE6 0001382370	X		5,774	949,336,454	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FFA 0001385135	X		9,262	499,661,412	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR1 0001391449	X		1,252	428,979,193	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-F1 0001389458	X		1,771	444,904,297	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR2 0001392904	X		1,679	611,879,992	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE2 0001389456	X		5,987	1,213,248,399	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-CB4 0001395012	X		2,533	497,856,174	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-SL1 0001385132	X		4,773	284,784,503	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-AF1 0001398961	X		1,838	693,258,990	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-HE3 0001395009	X		3,645	668,937,131	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-SD1 0001389457	X		2,433	383,044,110	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR311a) 0001402968	X		1,158	393,747,909	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-A 0001395008	X		5,004	282,128,069	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-H1 0001413718	X		3,665	893,417,460	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-5 0001407137	X		3,126	795,445,096	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR5 0001416072	X		1,359	564,765,703	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-6 0001417205	X		161	26,238,161	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 20010-NP1A			592	144,592,622	100.00%

Residential mortgages – Other/Combined
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 1988-W
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-W1			393	216,509,160	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-WL2			334	204,426,141	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-WL3			255	167,876,854	100.00%

Residential mortgages – Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-A3			1,076	468,090,398	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A1 0001220307	X		1,027	427,500,172	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-A 0001221468	X		4,119	1,628,037,496	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B 0001224368	X		2,801	1,074,841,359	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A2 0001225288	X		1,756	803,894,572	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A3 0001237223	X		813	353,901,155	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-C 0001287083	X		2,552	1,004,952,623	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-D 0001257270	X		2,852	1,024,596,110	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A4 0001257793	X		1,494	655,087,975	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-E 0001261425	X		2,684	1,005,518,595	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-F 0001264603	X		3,354	1,325,078,169	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A5 0001264956	X		1,286	549,169,468	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A6 0001268732	X		758	322,414,971	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-G 0001272978	X		2,690	1,000,000,178	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-H 0001274136	X		1,989	750,000,973	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A1 0001281979	X		1,375	604,180,564	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001284422	X		3,572	1,400,004,948	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001292105	X		2,897	1,000,003,353	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001295083	X		2,310	900,006,454	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-HB1 0001298854	X		2,054	500,001,016	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001301649	X		2,682	1,000,001,358	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A2 0001301782	X		1,162	436,345,701	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A3 0001301762	X		763	388,340,131	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-E 0001303974	X		3,150	1,100,001,139	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A4 0001307231	X		793	500,550,731	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001310131	X		1,426	612,025,533	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-F 0001309757	X		2,831	1,000,012,589	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-G 0001312848	X		1,284	485,000,698	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A1 0001316306	X		1,258	559,198,793	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001319119	X		1,439	550,001,262	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A2 0001318473	X		1,614	988,900,952	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001325515	X		899	407,048,448	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A3 0001328521	X		1,142	317,707,145	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001328853	X		1,250	500,005,685	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A4 0001329097	X		1,239	502,099,539	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A5 0001331818	X		1,191	730,706,297	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A6 0001337440	X		3,162	963,361,418	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001337873	X		2,378	1,220,525,429	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A7 0001340245	X		814	463,360,704	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001343097	X		2,436	1,178,985,743	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A8 0001344467	X		5,184	1,012,683,745	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A10 0001347796	X		1,724	781,839,264	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A9 0001347833	X		2,047	927,442,200	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001354650	X		826	476,561,871	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001360855	X		945	634,771,628	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-F1 0001360862	X		455	226,864,854	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001374561	X		828	537,919,898	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-1 0001392868	X		706	462,223,039	100.00%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001390978	X		904	453,680,470	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-2 0001398696	X		586	416,548,326	100.00%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001392004	X		1,054	645,969,568	100.00%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001402967	X		813	304,840,443	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-3 0001409615	X		390	293,596,173	100.00%

Name of Issuing Entity	Check if Registered	Name of Originator1(b)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(b)			Assets That Were Repurchased or Replaced3(b)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4(b)			Demand Withdrawn5(b)			Demand Rejected6(b)
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	Merrill Lynch Mortgage Lending, Inc.	31	279,481,147	37.56%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	27,874,952	9.97%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	Bank of America, N.A.	21	210,985,729	28.36%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	PNC Bank, National Association	34	145,403,758	19.54%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BPC1 0001306753	X	IXIS Real Estate Capital Inc.	8	108,209,630	14.54%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Bear Stearns Commercial Mortgage, Inc.	1	65,000,000	66.33%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Merrill Lynch Mortgage Lending, Inc.	8	33,000,000	33.67%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Merrill Lynch Mortgage Lending, Inc. (50%), Bear Stearns Commercial Mortgage, Inc. (26.5%), Morgan Stanley Mortgage Capital, Inc. (14.7%), Royal Bank of Canada (8.8%) (asset co-originated)	1	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Bear Stearns Commercial Mortgage, Inc. (75%), Lehman Brothers Bank, FSB (25%) (asset co-originated)	1	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Wells Fargo Bank, N.A.	1	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Bank of America, N.A. (as successor by merger to LaSalle Bank National Association)	1	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Countrywide Commercial Real Estate Finance, Inc.	2	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1		Merrill Lynch Mortgage Lending, Inc. (42.5%), Bear Stearns Commercial Mortgage, Inc. (22.5%), Morgan Stanley Mortgage Capital, Inc. (12.5%), Royal Bank of Canada (7.5%), German American Capital Corporation (15.0%) (asset co-originated)	1	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

Commercial mortgages Subtotal*			110			0			0			0			0			2			0
Commercial mortgages Subtotal*				842,080,263			0			0			0			0			27,874,952			0

Issuing Entities with No Demands for Repurchase or Replacement7(b)
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C1			159	647,219,456	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPB			1	873,436,032	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPD			1	434,345,984	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C2			300	1,138,310,784	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C1 0001040772	X		219	840,787,840	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C2 0001052935	X		147	686,342,912	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C2 0001060803	X		401	1,088,330,880	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C1 0001060802	X		105	747,242,368	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C3 0001075172	X		139	638,408,576	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-CAN1			32	182,083,232	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1999-C1 0001097398	X		106	592,445,184	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-HRPA			1	259,828,144	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-MW1 0001176178	X		101	1,082,600,704	100.00%
Merrill Lynch Mortgage Trust Series 2002-FED			1	25,000,000	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-KEY1 0001268822	X		80	1,076,546,944	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-MKB1 0001287083	X		72	979,850,304	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-KEY2 0001186308	X		118	1,115,140,380	100.00%
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2004-C2			81	52,399,820	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MKB2 0001320550	X		86	1,137,261,493	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-GN1 0001071460	X		1	94,229,696	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MCP1 0001330240	X		118	1,737,992,954	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CIP1 0001335233	X		135	2,056,750,336	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CKI1 0001344666	X		169	3,073,749,504	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-LC1 0001346319	X		142	1,546,256,000	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001351420	X		152	2,141,833,088	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001360571	X		244	2,489,838,704	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001362916	X		191	1,841,447,808	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C2 0001369017	X		126	1,542,696,548	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001371096	X		211	2,425,021,952	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001379882	X		279	4,522,708,992	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4			146	88,930,888	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001390192	X		333	4,417,019,904	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-6 0001391668	X		144	2,145,926,400	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-7 0001398853	X		326	2,787,902,720	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-8 0001408514	X		218	2,435,364,608	100.00%
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-9 0001415828	X		246	2,809,835,264	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001404613	X		267	4,050,224,384	100.00%
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-C5			86	56,328,892	100.00%
Merrill Lynch Floating Trust Pass-Through Certificates, Series 2008-LAQA			1	1,438,411,008	100.00%
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-C1 0001432961	X		92	948,772,133	100.00%

Total*			128,155			3,828			85			0			10,655			128			4,060
Total*				23,932,457,327			666,610,200			18,825,564			0			1,954,501,058			42,456,596			764,438,740

MERRILL LYNCH MORTGAGE INVESTORS, INC.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a)  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9(a) A Demand Entity has reported to the securitizer that it received “alleged demands” to repurchase or replace four assets from this issuing entity during the period covered by this report that are not reflected in the table above because the Demand Entity did not provide sufficient information to enable the securitizer to identify the specific assets subject to those alleged demands.

10(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

11(a) A Demand Entity has reported to the securitizer that it received an “alleged demand” to repurchase or replace an asset from this issuing entity during the period covered by this reportthat is not reflected in the table above because the Demand Entity did not provide sufficient information to enable the securitizer to identify the specific asset subject to that alleged demand.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages

1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2(b)Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(b)Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(b)Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(b)Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(b)Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

7(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.